Note 8 - Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

	March 31, 2024	December 31, 2023
	(Unaudited)	(Audited)
Gross accounts receivable – trade	$13,202	$9,195
Less: allowance for doubtful accounts	(274)	(272)
Accounts receivable – trade, net	$12,928	$8,923

	Year Ended December 31,
	2023	2022
Gross accounts receivable – trade	$9,195	$384
Less: allowance for doubtful accounts	(272)	—
Accounts receivable – trade, net	$8,923	$384